Offerings	Jan. 29, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 6,900,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,056.39
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $1,056.39 was paid in connection with the filing of the Schedule TO-I by Aspiriant Capital Appreciation Fund (File No. 005-92445) on July 28, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.